UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21343

Western Asset Emerging Markets Debt Fund Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
June 30, 2025

WESTERN ASSET
EMERGING MARKETS
DEBT FUND INC. (EMD)

Managed Distribution Policy: The Fund’s Board of Directors (the “Board”) has authorized a managed distribution plan pursuant to which the Fund makes monthly distributions to shareholders at a fixed rate of $0.0950 per common share, which rate may be adjusted from time to time by the Fund’s Board (the “Plan”). The Plan is intended to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. The Fund is managed with a goal of generating as much of the distribution as possible from net ordinary income and short-term capital gains that is consistent with the Fund’s investment strategy and risk profile. To the extent that sufficient distributable income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. A return of capital may occur, for example, when some or all of the money that was invested in the Fund is paid back to shareholders. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan is subject to the periodic review by the Board to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.

Fund objectives
The Fund’s primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation.

The Fund invests primarily in U.S. dollar and non-U.S. dollar denominated debt securities of issuers in emerging market countries.
What’s inside

Western Asset Emerging Markets Debt Fund Inc.

II

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset Emerging Markets Debt Fund Inc. for the six-month reporting period ended June 30, 2025. Please read on for Fund performance information during the Fund’s reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
July 31, 2025

III
Western Asset Emerging Markets Debt Fund Inc.

Performance review
For the six months ended June 30, 2025, Western Asset Emerging Markets Debt Fund Inc. returned 6.23% based on its net asset value (NAV)i and 10.34% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, the JPMorgan Emerging Markets Bond Index Global Diversifiedii, returned 5.64% for the same period.
The Fund has adopted a managed distribution policy (the Managed Distribution Policy). Pursuant to this policy, the Fund intends to make regular monthly distributions to common shareholders at a fixed rate per common share, which rate may be adjusted from time to time by the Fund’s Board of Directors. This policy has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the policy helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.54 per share. As of June 30, 2025, the Fund estimates that 68% of the distributions during the period were sourced from net investment income and 32% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2025. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2025 (unaudited)
Price Per Share	6-Month Total Return**
$10.70 (NAV)	6.23%†
$10.05 (Market Price)	10.34%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.
Western Asset Emerging Markets Debt Fund Inc.

IV

Performance review (cont’d)
Looking for additional information?
The Fund is traded under the symbol “EMD” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XEMDX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset Emerging Markets Debt Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
July 31, 2025
RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political, or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s fixed income holdings. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and social, political, and economic uncertainties which could result in significant volatility. These risks are magnified in emerging or developing markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. High yield bonds (commonly known as “junk bonds”) involve greater credit and liquidity risks than investment grade bonds. The Fund may make significant investments in derivative instruments, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

V
Western Asset Emerging Markets Debt Fund Inc.

Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The JPMorgan Emerging Markets Bond Index Global Diversified is an unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities.
 Important data provider notices and terms available at www.franklintempletondatasources.com.
Western Asset Emerging Markets Debt Fund Inc.

VI

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Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

As of June 30, 2025
As of December 31, 2024
70%
60%
50%
40%
30%
20%
10%
0%
58.1
59.3
12.4
15.9
4.9
5.5
4.7
4.1
3.8
2.0
3.6
1.6
3.5
4.3
3.1
4.0
1.6
1.4
1.1
0.5
0.6
0.4
0.4
0.0
2.2
1.0
Sovereign bonds
Energy
Materials
Industrials
Communication services
Consumer discretionary
Utilities
Financials
Health care
Real estate
Consumer staples
Information technology
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of June 30, 2025, and December 31, 2024, and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited)
June 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 78.2%
Angola — 1.6%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	2,150,000	$2,029,650 (a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	10,560,000	8,200,425 (a)
Total Angola				10,230,075
Argentina — 5.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	20,300,000	13,706,936
Bonos Para La Reconstruccion De Una Argentina Libre, Senior Notes	3.000%	5/31/26	3,000,000	2,981,400
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	17,219,531	12,419,587 (b)(c)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	3,340,195	2,409,116 (a)(c)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,599,022	1,594,971 (b)(c)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	550,000	548,607 (a)(c)
Total Argentina				33,660,617
Armenia — 1.0%
Republic of Armenia International Bond, Senior Notes	3.600%	2/2/31	7,000,000	6,063,795 (b)
Bahamas — 1.8%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	8,000,000	8,512,000 (b)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	3,000,000	2,997,000 (b)
Total Bahamas				11,509,000
Bahrain — 3.2%
Bahrain Government International Bond, Senior Notes	7.000%	10/12/28	2,000,000	2,052,626 (a)
Bahrain Government International Bond, Senior Notes	5.625%	9/30/31	10,000,000	9,512,404 (a)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	7,400,000	7,273,845 (b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	1,000,000	829,022 (a)
Total Bahrain				19,667,897
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Benin — 0.5%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	3,200,000	$3,038,728 (b)
Brazil — 0.6%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	20,320,000 BRL	3,482,362
Chile — 0.6%
Chile Government International Bond, Senior Notes	3.500%	1/31/34	4,000,000	3,594,840 (c)
Colombia — 1.6%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	3,500,000	2,777,091 (c)
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	11,500,000	7,302,755 (c)
Total Colombia				10,079,846
Costa Rica — 1.2%
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000	1,082,015 (a)(c)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000	4,347,504 (b)(c)
Costa Rica Government International Bond, Senior Notes	7.300%	11/13/54	1,800,000	1,868,967 (b)(c)
Total Costa Rica				7,298,486
Dominican Republic — 3.1%
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	4,800,000	4,884,000 (b)(c)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	3,800,000	3,518,230 (a)(c)
Dominican Republic International Bond, Senior Notes	5.300%	1/21/41	8,000,000	6,916,800 (a)(c)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	4,400,000	3,704,140 (a)(c)
Total Dominican Republic				19,023,170
Ecuador — 1.8%
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/25 then 6.900%)	5.500%	7/31/35	4,760,000	3,466,423 (a)(c)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	12,680,000	8,013,118 (b)
Total Ecuador				11,479,541
See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Egypt — 4.1%
Egypt Government Bond	25.318%	8/13/27	153,000,000 EGP	$3,153,718
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	2,400,000	2,365,833 (a)
Egypt Government International Bond, Senior Notes	5.800%	9/30/27	640,000	627,936 (a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	2,000,000	2,004,268 (a)
Egypt Government International Bond, Senior Notes	5.875%	2/16/31	5,000,000	4,430,467 (a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,600,000	1,483,951 (b)
Egypt Government International Bond, Senior Notes	7.903%	2/21/48	15,060,000	11,581,812 (a)
Total Egypt				25,647,985
El Salvador — 1.1%
El Salvador Government International Bond, Senior Notes	0.250%	4/17/30	6,250,000	140,538 (b)
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	6,250,000	6,632,813 (b)(c)
Total El Salvador				6,773,351
Ethiopia — 1.6%
Ethiopia International Bond, Senior Notes	6.625%	12/11/25	10,900,000	10,075,142 (a)
Gabon — 0.3%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	2,000,000	1,596,853 (a)
Ghana — 1.5%
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	4,428,358	4,162,331 (b)(c)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	6,368,052	4,970,243 (b)(c)
Total Ghana				9,132,574
Guatemala — 1.2%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	4,300,000	4,209,399 (b)(c)
Guatemala Government Bond, Senior Notes	6.600%	6/13/36	3,000,000	3,050,250 (b)(c)
Total Guatemala				7,259,649
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Hungary — 2.1%
Hungary Government International Bond, Senior Notes	5.500%	3/26/36	11,000,000	$10,624,837 (b)(c)
Hungary Government International Bond, Senior Notes	3.125%	9/21/51	1,300,000	769,456 (b)(c)
Magyar Export-Import Bank Zrt, Senior Notes	6.125%	12/4/27	1,900,000	1,945,959 (b)(c)
Total Hungary				13,340,252
Indonesia — 1.4%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000	3,578,009 (a)(c)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	5,000,000	4,913,428 (b)(d)
Total Indonesia				8,491,437
Ivory Coast — 2.0%
Ivory Coast Government International Bond, Senior Notes	5.250%	3/22/30	4,800,000 EUR	5,417,922 (a)
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	3,910,000	3,865,830 (b)(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,500,000	2,277,011 (a)(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,200,000	1,092,965 (b)(c)
Total Ivory Coast				12,653,728
Jamaica — 0.6%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	617,000,000 JMD	4,002,775
Jordan — 2.6%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000	439,334 (b)
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	3,120,000	3,231,329 (b)
Jordan Government International Bond, Senior Notes	7.500%	1/13/29	1,600,000	1,645,020 (a)
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	6,350,000	6,124,116 (a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	5,020,000	4,455,128 (b)
Total Jordan				15,894,927
See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Kenya — 1.4%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	4,680,000	$4,603,201 (a)(c)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	4,400,000	4,124,671 (a)(c)
Total Kenya				8,727,872
Mexico — 2.3%
Mexican Bonos, Bonds	5.750%	3/5/26	275,300,000 MXN	14,429,844 (c)
Mozambique — 0.3%
Mozambique International Bond, Senior Notes	9.000%	9/15/31	2,000,000	1,654,596 (a)
Nigeria — 2.3%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	1,820,000	1,743,403 (a)(c)
Nigeria Government International Bond, Senior Notes	8.375%	3/24/29	1,500,000	1,515,038 (a)(c)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,600,000	2,471,642 (a)(c)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	9,930,000	8,620,145 (a)(c)
Total Nigeria				14,350,228
Oman — 2.3%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	7,500,000	7,673,732 (b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	6,725,338 (a)
Total Oman				14,399,070
Panama — 1.6%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,029,619 (c)
Panama Government International Bond, Senior Notes	3.160%	1/23/30	1,500,000	1,355,813 (c)
Panama Government International Bond, Senior Notes	4.500%	5/15/47	5,000,000	3,463,950 (c)
Panama Government International Bond, Senior Notes	4.500%	4/16/50	2,430,000	1,647,743 (c)
Panama Government International Bond, Senior Notes	3.870%	7/23/60	4,200,000	2,404,622 (c)
Total Panama				9,901,747
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Paraguay — 1.0%
Paraguay Government International Bond, Senior Notes	7.900%	2/9/31	22,024,000,000 PYG	$2,666,405 (b)
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,900,000	1,622,809 (b)(c)
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	2,220,000	2,222,664 (b)(c)
Total Paraguay				6,511,878
Peru — 1.1%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	5,498,000	6,730,212 (c)
Poland — 2.1%
Bank Gospodarstwa Krajowego, Senior Notes	5.375%	5/22/33	6,300,000	6,367,970 (b)(c)
Republic of Poland Government International Bond, Senior Notes	4.875%	10/4/33	7,000,000	6,968,245 (d)
Total Poland				13,336,215
Qatar — 2.2%
Qatar Government International Bond, Senior Notes	4.625%	6/2/46	10,000,000	8,945,138 (a)(d)
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	4,920,000	4,645,363 (b)(c)
Total Qatar				13,590,501
Romania — 3.4%
Romanian Government International Bond, Senior Notes	3.625%	3/27/32	16,840,000	14,483,040 (a)(c)
Romanian Government International Bond, Senior Notes	7.500%	2/10/37	6,200,000	6,450,477 (b)(c)
Total Romania				20,933,517
Saudi Arabia — 0.3%
Saudi Government International Bond, Senior Notes	4.625%	10/4/47	2,500,000	2,089,939 (a)(c)
Senegal — 0.8%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	2,000,000	1,321,947 (a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	6,000,000	3,635,239 (b)
Total Senegal				4,957,186
South Africa — 1.4%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	93,920,000 ZAR	3,590,466
See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
South Africa — continued
Republic of South Africa Government International Bond, Senior Notes	5.000%	10/12/46	5,000,000	$3,492,848 (c)
Republic of South Africa Government International Bond, Senior Notes	5.750%	9/30/49	2,000,000	1,507,854 (c)
Total South Africa				8,591,168
Sri Lanka — 0.5%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	484,538	456,071 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	517,950	462,918 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	1,015,950	822,547 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	686,000	472,254 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	476,100	388,602 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	952,600	775,716 (b)
Total Sri Lanka				3,378,108
Supranational — 5.9%
Africa Finance Corp., Senior Notes	3.750%	10/30/29	3,000,000	2,765,448 (a)(c)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,800,000	1,749,713 (a)(c)
African Export-Import Bank, Senior Notes	3.798%	5/17/31	3,000,000	2,596,884 (b)(c)
Asian Development Bank, Senior Notes	20.000%	3/27/26	4,791,000,000 NGN	3,124,036
Asian Development Bank, Senior Notes	30.000%	7/29/26	431,240,000 TRY	9,881,932
European Bank for Reconstruction & Development, Senior Notes	11.000%	8/6/25	2,600,000,000 NGN	1,668,200
Inter-American Development Bank, Senior Notes	6.650%	2/6/31	1,000,000,000 CRC	1,934,476
International Bank for Reconstruction & Development, Senior Notes	6.850%	4/24/28	250,000,000 INR	2,949,857
International Bank for Reconstruction & Development, Senior Notes	8.050%	5/10/28	312,500,000 UYU	7,545,612
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Supranational — continued
International Finance Corp., Senior Notes	12.000%	11/3/27	10,850,000,000 COP	$2,777,576
Total Supranational				36,993,734
Turkey — 1.9%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	4,000,000	3,922,434
Turkiye Government International Bond, Senior Notes	9.375%	3/14/29	3,000,000	3,312,436
Turkiye Government International Bond, Senior Notes	7.625%	5/15/34	3,040,000	3,119,082
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	2,160,000	1,525,411
Total Turkey				11,879,363
Ukraine — 1.8%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	807,487	386,302 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	3,017,457	1,154,169 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	6,686,005	3,439,845 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	2,549,964	1,189,138 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	4,258,403	2,155,065 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	2,124,969	1,007,743 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	3,837,998	1,872,696 (a)
Total Ukraine				11,204,958
Uruguay — 2.3%
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	10,408,526	11,003,894 (c)
See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Uruguay — continued
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	3,260,000	$3,018,662 (c)
Total Uruguay				14,022,556
Uzbekistan — 1.1%
Republic of Uzbekistan International Bond, Senior Notes	3.700%	11/25/30	4,000,000	3,575,372 (a)
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	2,000,000	1,766,067 (b)
Republic of Uzbekistan International Bond, Senior Notes	6.900%	2/28/32	1,560,000	1,608,197 (b)
Total Uzbekistan				6,949,636
Venezuela — 0.9%
Venezuela Government International Bond, Senior Notes	—	10/13/19	22,130,000	3,294,818 *(a)(e)
Venezuela Government International Bond, Senior Notes	—	10/13/24	7,000,000	1,151,568 *(a)(e)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000	856,769 *(f)
Total Venezuela				5,303,155
Zambia — 0.4%
Zambia Government International Bond, Senior Notes, Step bond (5.750% to 6/30/31 then 7.500%)	5.750%	6/30/33	2,934,299	2,701,413 (a)(c)

Total Sovereign Bonds (Cost — $467,020,149)				486,633,926
Corporate Bonds & Notes — 53.7%
Communication Services — 5.2%
Diversified Telecommunication Services — 3.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,000,000	1,462,391 (b)(c)
IHS Holding Ltd., Senior Notes	5.625%	11/29/26	782,000	770,465 (b)
IHS Holding Ltd., Senior Notes	7.875%	5/29/30	3,160,000	3,177,846 (b)(c)
Liquid Telecommunications Financing PLC, Senior Secured Notes	5.500%	9/4/26	2,000,000	1,706,011 (b)
Telecom Argentina SA, Senior Notes	9.250%	5/28/33	8,500,000	8,664,645 (b)(c)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	4,000,000	4,090,580 (b)
Total Diversified Telecommunication Services				19,871,938
Entertainment — 0.4%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	1,800,000	1,814,625 (b)(c)
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Entertainment — continued
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	871,000	$652,161
Total Entertainment				2,466,786
Media — 1.3%
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	9,850,000	7,074,022 (c)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	1,000,000 GBP	1,310,881 (b)
Total Media				8,384,903
Wireless Telecommunication Services — 0.3%
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,638,900	1,643,630 (b)(c)

Total Communication Services				32,367,257
Consumer Discretionary — 4.9%
Automobile Components — 1.1%
Adient Global Holdings Ltd., Senior Notes	8.250%	4/15/31	2,750,000	2,892,153 (b)(c)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	2,500,000	2,447,250 (b)(c)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	1,500,000	1,442,353 (b)(c)
Total Automobile Components				6,781,756
Broadline Retail — 0.5%
Prosus NV, Senior Notes	3.680%	1/21/30	3,200,000	3,017,782 (a)(c)
Hotels, Restaurants & Leisure — 3.3%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,650,000	3,549,148 (b)(c)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	3,500,000	3,570,965 (c)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,500,000	1,429,109 (c)
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	1,290,000	1,331,308 (c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	4,500,000	4,225,102 (a)(c)
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,700,000	2,721,821 (c)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	2,994,686 (b)(c)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	750,000	721,267 (b)(c)
Total Hotels, Restaurants & Leisure				20,543,406

Total Consumer Discretionary				30,342,944
See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.8%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	3,130,000	$3,046,092 (b)(c)
Food Products — 0.3%
Ulker Biskuvi Sanayi AS, Senior Notes	7.875%	7/8/31	2,000,000	2,050,421 (b)

Total Consumer Staples				5,096,513
Energy — 16.8%
Energy Equipment & Services — 0.5%
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	2,973,540	3,168,415 (b)(c)
Oil, Gas & Consumable Fuels — 16.3%
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,900,000	3,385,916 (c)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	3,000,000	1,977,678 (c)
EIG Pearl Holdings Sarl, Senior Secured Notes	3.545%	8/31/36	1,985,285	1,769,386 (b)(c)
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	4,250,000	4,055,016 (b)(c)
Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes	1.750%	9/30/27	200,855	194,086 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	16,300,000	14,159,446 (a)(c)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	4,200,000	4,115,699 (a)(c)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	1,500,000	1,556,222 (b)(c)
Pertamina Persero PT, Senior Notes	4.150%	2/25/60	2,000,000	1,405,029 (a)(c)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	3,000,000	3,114,120 (c)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	4,000,000	4,075,252 (c)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000	12,310,606 (c)
Petroleos de Venezuela SA, Senior Notes	—	11/17/21	16,630,000	2,149,612 *(a)(e)
Petroleos de Venezuela SA, Senior Notes	—	5/16/24	8,145,000	1,039,900 *(a)(e)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,000,000	1,552,819 (a)(c)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	2,000,000	1,987,355 (c)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	15,500,000	14,893,665 (c)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	8,200,000	6,096,370 (c)
Petronas Capital Ltd., Senior Notes	2.480%	1/28/32	5,000,000	4,359,893 (a)(c)
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Puma International Financing SA, Senior Notes	7.750%	4/25/29	3,250,000	$3,346,517 (b)(c)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	3,000,000	2,939,785 (b)(c)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	7,800,000	7,702,987 (a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	648,000	643,567 (a)(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	750,000	763,089 (b)(c)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	690,000	688,859 (b)(c)
YPF SA, Senior Notes	6.950%	7/21/27	1,320,000	1,310,388 (b)
Total Oil, Gas & Consumable Fuels				101,593,262

Total Energy				104,761,677
Financials — 4.2%
Banks — 3.6%
Banco de Credito e Inversiones SA, Junior Subordinated Notes (8.750% to 5/8/29 then 5 year Treasury Constant Maturity Rate + 4.944%)	8.750%	5/8/29	3,830,000	4,043,714 (b)(c)(g)(h)
Banco del Estado de Chile, Junior Subordinated Notes (7.950% to 5/2/29 then 5 year Treasury Constant Maturity Rate + 3.228%)	7.950%	5/2/29	2,000,000	2,083,810 (b)(c)(g)(h)
Banco Mercantil del Norte SA, Junior Subordinated Notes (5.875% to 1/24/27 then 5 year Treasury Constant Maturity Rate + 4.643%)	5.875%	1/24/27	2,500,000	2,429,968 (a)(c)(g)(h)
Banco Nacional de Panama, Senior Notes	2.500%	8/11/30	4,000,000	3,354,052 (a)(c)
Bank Leumi Le-Israel BM, Senior Notes	5.125%	7/27/27	3,300,000	3,309,075 (a)(c)
Bank Leumi Le-Israel BM, Subordinated Notes (7.129% to 7/18/28 then 5 year Treasury Constant Maturity Rate + 3.466%)	7.129%	7/18/33	1,000,000	1,027,165 (a)(c)(h)
Bank of East Asia Ltd., Subordinated Notes (4.875% to 4/22/27 then 5 year Treasury Constant Maturity Rate + 2.300%)	4.875%	4/22/32	2,800,000	2,759,592 (a)(c)(h)
See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
HSBC Holdings PLC, Junior Subordinated Notes (8.000% to 9/7/28 then 5 year Treasury Constant Maturity Rate + 3.858%)	8.000%	3/7/28	1,800,000	$1,887,806 (c)(g)(h)
Mizrahi Tefahot Bank Ltd., Subordinated Notes (3.077% to 4/7/26 then 5 year Treasury Constant Maturity Rate + 2.250%)	3.077%	4/7/31	1,500,000	1,466,700 (a)(c)(h)
Total Banks				22,361,882
Capital Markets — 0.0%††
Credit Suisse AG AT1 Claim	—	—	2,000,000	0 *(i)(j)(k)
Insurance — 0.6%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	3,600,000	3,541,788 (b)(c)

Total Financials				25,903,670
Health Care — 2.1%
Health Care Providers & Services — 0.2%
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	1,500,000	1,478,408 (b)(c)
Pharmaceuticals — 1.9%
Biocon Biologics Global PLC, Senior Secured Notes	6.670%	10/9/29	2,000,000	1,901,034 (b)(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	5,000,000	4,906,006 (c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,630,000	1,847,784 (c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	4,000,000	2,881,066 (c)
Total Pharmaceuticals				11,535,890

Total Health Care				13,014,298
Industrials — 6.3%
Aerospace & Defense — 0.9%
Avolon Holdings Funding Ltd., Senior Notes	2.125%	2/21/26	3,500,000	3,435,903 (b)(c)
Czechoslovak Group AS, Senior Secured Notes	6.500%	1/10/31	2,180,000	2,201,679 (b)(l)
Total Aerospace & Defense				5,637,582
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 1.2%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	7,500,000	$7,615,480 (b)(c)
Ground Transportation — 1.5%
Empresa de los Ferrocarriles del Estado, Senior Notes	3.830%	9/14/61	1,800,000	1,152,475 (b)(c)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,222,728 (b)(c)
Lima Metro Line 2 Finance Ltd., Senior Secured Notes	4.350%	4/5/36	2,934,801	2,762,822 (b)(c)
Transnet SOC Ltd., Senior Notes	8.250%	2/6/28	3,100,000	3,210,522 (b)(c)
Total Ground Transportation				9,348,547
Machinery — 0.5%
HTA Group Ltd., Senior Notes	7.500%	6/4/29	3,000,000	3,081,150 (b)
Passenger Airlines — 0.5%
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	3,000,000	3,063,750 (b)(c)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	360,000	360,697 (b)(c)
Total Passenger Airlines				3,424,447
Transportation Infrastructure — 1.7%
Adani Ports & Special Economic Zone Ltd., Senior Notes	3.828%	2/2/32	700,000	598,807 (a)(c)
DP World Ltd., Senior Notes	5.625%	9/25/48	5,000,000	4,670,412 (b)(c)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	2,870,000	2,985,477 (b)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	2,000,000	2,046,530 (b)(c)
Total Transportation Infrastructure				10,301,226

Total Industrials				39,408,432
Information Technology — 0.4%
Communications Equipment — 0.4%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	2,250,000	2,264,350 (b)(c)

Materials — 6.7%
Chemicals — 3.1%
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,600,000	1,508,126 (b)(c)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	4,248,453 (b)(c)
See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
OCP SA, Senior Notes	3.750%	6/23/31	7,000,000	$6,285,601 (a)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	6,000,000	5,919,694 (c)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	1,400,000	1,151,770 (c)
Total Chemicals				19,113,644
Construction Materials — 0.2%
Cemex SAB de CV, Senior Notes	5.450%	11/19/29	1,000,000	1,003,373 (a)(c)
Metals & Mining — 3.0%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	1,100,000	1,119,686 (b)(c)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,500,000	1,503,178 (b)(c)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	4,000,000	4,154,988 (b)(c)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,400,000	1,437,716 (b)(c)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	3,000,000	2,189,431 (b)(c)
POSCO, Senior Notes	5.750%	1/17/28	3,500,000	3,599,828 (b)(c)(d)
Samarco Mineracao SA, Senior Notes (9.500% PIK)	9.500%	6/30/31	2,188,837	2,153,116 (a)(c)(m)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	356,160 (c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	344,000	373,153 (c)
Vedanta Resources Finance II PLC, Senior Notes	10.875%	9/17/29	2,000,000	2,076,214 (b)
Total Metals & Mining				18,963,470
Paper & Forest Products — 0.4%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	2,450,000	2,471,575 (b)(c)

Total Materials				41,552,062
Real Estate — 1.5%
Diversified REITs — 1.4%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	6,500,000	6,177,300 (b)(c)
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	2,800,000	2,660,991 (a)(c)
Total Diversified REITs				8,838,291
Real Estate Management & Development — 0.1%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	1,983,399	143,796 (a)(m)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	1,611,454	32,229 (a)(m)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	2,119,041	42,381 (a)(m)
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — continued
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	2,917,855	$21,884 (a)(g)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	791,313	13,848 (a)(m)
Total Real Estate Management & Development				254,138

Total Real Estate				9,092,429
Utilities — 4.8%
Electric Utilities — 3.1%
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	1,000,000	851,049 (a)(c)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	1,000,000	697,618 (a)(c)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	9,600,000	9,366,981 (a)(c)
Instituto Costarricense de Electricidad, Senior Notes	6.750%	10/7/31	3,100,000	3,199,417 (b)(c)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	1,050,000	1,069,119 (b)(c)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	1,000,000	999,610 (b)(c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	3,810,000	3,303,515 (a)(c)
Total Electric Utilities				19,487,309
Gas Utilities — 0.5%
Promigas SA ESP/Gases del Pacifico SAC, Senior Notes	3.750%	10/16/29	3,000,000	2,791,484 (a)(c)
Independent Power and Renewable Electricity Producers — 1.2%
AES Andes SA, Junior Subordinated Notes (8.150% to 6/10/30 then 5 year Treasury Constant Maturity Rate + 3.835%)	8.150%	6/10/55	2,000,000	2,073,210 (b)(c)(h)
AES Andes SA, Senior Notes	6.250%	3/14/32	800,000	816,809 (b)(c)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	3,100,000	2,988,136 (b)(c)
Saavi Energia Sarl, Senior Notes	8.875%	2/10/35	1,600,000	1,671,600 (b)
Total Independent Power and Renewable Electricity Producers				7,549,755

Total Utilities				29,828,548
Total Corporate Bonds & Notes (Cost — $334,884,958)				333,632,180
See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 0.8%
Information Technology — 0.2%
Software — 0.2%
X.Ai Corp., Initial Term Loan	—	6/30/28	1,350,000	$1,357,384 (n)

Sovereign Bonds — 0.6%
Tanzania — 0.6%
Government of the United Republic of Tanzania, Term Loan A2 (6 mo. Term SOFR + 5.450%)	9.584%	4/29/31	3,910,000	3,851,350 (h)(i)(j)(o)(p)

Total Senior Loans (Cost — $5,260,000)				5,208,734
			Shares
Common Stocks — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd. (Cost — $14,663)			729,465	11,202 *(i)
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes (Cost — $12,009)	0.000%	9/30/28	260,782	3,912 (a)
Total Investments before Short-Term Investments (Cost — $807,191,779)				825,489,954

Short-Term Investments — 3.0%
U.S. Treasury Bills — 2.2%
U.S. Treasury Bills	0.000%	7/1/25	6,000,000	6,000,000 (q)
U.S. Treasury Bills	1.838%	7/8/25	4,500,000	4,496,378 (q)
U.S. Treasury Bills	2.136%	8/12/25	3,000,000	2,984,978 (q)

Total U.S. Treasury Bills (Cost — $13,481,226)				13,481,356
Sovereign Bonds — 0.8%
Egypt Treasury Bills (Cost — $5,011,388)	14.170%	9/30/25	269,100,000 EGP	5,071,989 (q)

Total Short-Term Investments (Cost — $18,492,614)				18,553,345
Total Investments — 135.7% (Cost — $825,684,393)				844,043,299
Liabilities in Excess of Other Assets — (35.7)%				(222,033,857)
Total Net Assets — 100.0%				$622,009,442

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

 Western Asset Emerging Markets Debt Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (Note 5).
(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(e)	The maturity principal is currently in default as of June 30, 2025.
(f)	The coupon payment on this security is currently in default as of June 30, 2025.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Value is less than $1.
(l)	Securities traded on a when-issued or delayed delivery basis.
(m)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(n)	All or a portion of this loan has not settled as of June 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
COP	—	Colombian Peso
CRC	—	Costa Rica Colon
DAC	—	Designated Activity Company
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PIK	—	Payment-In-Kind
PYG	—	Paraguay Guarani
SOFR	—	Secured Overnight Financing Rate
TRY	—	Turkish Lira
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At June 30, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.500%	6/26/2025	9/26/2025	$5,895,965	Sovereign Bonds	$6,400,989
Deutsche Bank AG	4.770%	5/14/2025	8/14/2025	3,535,836	Sovereign Bonds	4,019,554
Deutsche Bank AG	4.780%	5/23/2025	8/14/2025	2,634,432	Sovereign Bonds	3,014,666
Deutsche Bank AG	4.800%	4/24/2025	7/18/2025	4,229,306	Sovereign Bonds	5,033,011
Royal Bank of Canada	4.720%	6/18/2025	9/16/2025	2,484,375	Corporate Bonds & Notes	2,626,707
				$18,779,914		$21,094,927

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

 Western Asset Emerging Markets Debt Fund Inc.
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	743	9/25	$153,929,851	$154,561,414	$631,563
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	262	9/25	29,157,399	29,937,595	(780,196)
Net unrealized depreciation on open futures contracts					$(148,633)
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,169,748	MXN	127,961,800	Citibank N.A.	7/15/25	$(638,650)
SGD	8,144,433	USD	6,350,435	Deutsche Bank AG	7/15/25	62,311
USD	6,094,536	SGD	8,144,433	Deutsche Bank AG	7/15/25	(318,210)
USD	1,728,653	COP	7,268,120,000	JPMorgan Chase & Co.	7/15/25	(46,496)
USD	1,403,942	ZAR	27,498,500	JPMorgan Chase & Co.	7/15/25	(147,471)
CNH	51,880,000	USD	7,088,884	Bank of America N.A.	7/16/25	168,072
USD	1,320,714	GBP	974,448	Citibank N.A.	7/16/25	(16,961)
USD	19,229,317	CNH	137,555,000	JPMorgan Chase & Co.	9/15/25	(104,957)
Net unrealized depreciation on open forward foreign currency contracts						$(1,042,362)

Abbreviation(s) used in this table:
CNH	—	Chinese Offshore Yuan
COP	—	Colombian Peso
GBP	—	British Pound
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Summary of Investments by Country#
Mexico	7.4%
Argentina	5.4
Supranational	4.4
Brazil	3.7
South Africa	3.5
Kazakhstan	3.4
See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Emerging Markets Debt Fund Inc.
Summary of Investments by Country# (cont’d)
Chile	3.3%
Egypt	3.0
Dominican Republic	2.7
United States	2.6
Turkey	2.5
Romania	2.5
Bahrain	2.3
Colombia	2.2
Nigeria	2.2
Indonesia	2.1
Jordan	1.9
Israel	1.8
Oman	1.7
Uruguay	1.7
Qatar	1.6
Hungary	1.6
Poland	1.6
Panama	1.6
Ivory Coast	1.5
Peru	1.5
Guatemala	1.4
Bahamas	1.4
Ecuador	1.4
Ukraine	1.3
Costa Rica	1.2
Angola	1.2
Ethiopia	1.2
Zambia	1.2
Ghana	1.1
Kenya	1.0
Venezuela	1.0
Hong Kong	0.8
Uzbekistan	0.8
Tanzania	0.8
El Salvador	0.8
Paraguay	0.8
Macau	0.8
Morocco	0.7
Armenia	0.7
Kuwait	0.7
United Kingdom	0.6
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

 Western Asset Emerging Markets Debt Fund Inc.
Summary of Investments by Country# (cont’d)
Ireland	0.6%
Senegal	0.6
United Arab Emirates	0.6
India	0.5
Malaysia	0.5
Jamaica	0.5
Germany	0.5
Saudi Arabia	0.5
South Korea	0.4
Sri Lanka	0.4
Singapore	0.4
China	0.4
Benin	0.4
Czech Republic	0.3
Mozambique	0.2
Gabon	0.2
Luxembourg	0.2
Short-Term Investments	2.2
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2025, and are subject to change.
See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Statement of assets and liabilities (unaudited)
June 30, 2025

Assets:
Investments, at value (Cost — $825,684,393)	$844,043,299
Foreign currency, at value (Cost — $208,587)	222,023
Cash	3,442,011
Interest receivable	15,880,848
Receivable for securities sold	15,309,984
Deposits with brokers for open futures contracts	904,967
Unrealized appreciation on forward foreign currency contracts	230,383
Deposits with brokers for OTC derivatives	60,000
Dividends receivable from affiliated investments	2,636
Prepaid expenses	14,989
Total Assets	880,111,140
Liabilities:
Loan payable (Note 5)	212,000,000
Payable for open reverse repurchase agreements (Note 3)	18,779,914
Payable for securities purchased	18,231,912
Distributions payable	5,522,392
Unrealized depreciation on forward foreign currency contracts	1,272,745
Interest and commitment fees payable	972,397
Investment management fee payable	585,800
Deposits from brokers for open reverse repurchase agreements	360,000
Payable to brokers — net variation margin on open futures contracts	86,274
Foreign withholding tax payable	41,658
Directors’ fees payable	11,132
Accrued expenses	237,474
Total Liabilities	258,101,698
Total Net Assets	$622,009,442
Net Assets:
Par value ($0.001 par value; 58,130,443 shares issued and outstanding; 100,000,000 shares authorized)	$58,130
Paid-in capital in excess of par value	971,403,176
Total distributable earnings (loss)	(349,451,864)
Total Net Assets	$622,009,442
Shares Outstanding	58,130,443
Net Asset Value	$10.70
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Interest	$33,401,782
Dividends from affiliated investments	73,941
Less: Foreign taxes withheld	(62,228)
Total Investment Income	33,413,495
Expenses:
Interest expense (Notes 3 and 5)	5,293,455
Investment management fee (Note 2)	3,468,363
Commitment fees (Note 5)	155,778
Directors’ fees	120,484
Legal fees	116,516
Shareholder reports	85,715
Fund accounting fees	40,767
Transfer agent fees	38,581
Audit and tax fees	35,529
Stock exchange listing fees	14,814
Custody fees	13,234
Insurance	2,550
Miscellaneous expenses	10,053
Total Expenses	9,395,839
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,943)
Net Expenses	9,393,896
Net Investment Income	24,019,599
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(6,404,784)
Futures contracts	(471,263)
Written options	40,632
Forward foreign currency contracts	503,693
Foreign currency transactions	(27,666)
Net Realized Loss	(6,359,388)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	22,508,272
Futures contracts	(451,207)
Forward foreign currency contracts	(2,993,176)
Foreign currencies	57,381
Change in Net Unrealized Appreciation (Depreciation)	19,121,270
Net Gain on Investments, Futures Contracts, Written Options, Forward Foreign Currency Contracts and Foreign Currency Transactions	12,761,882
Increase in Net Assets From Operations	$36,781,481
See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$24,019,599	$47,792,281
Net realized loss	(6,359,388)	(28,033,939)
Change in net unrealized appreciation (depreciation)	19,121,270	41,790,101
Increase in Net Assets From Operations	36,781,481	61,548,443
Distributions to Shareholders From (Note 1):
Total distributable earnings	(31,390,439)	(49,385,411)
Return of capital	—	(10,012,807)
Decrease in Net Assets From Distributions to Shareholders	(31,390,439)	(59,398,218)
Fund Share Transactions:
Cost of shares repurchased (0 and 313,122 shares repurchased, respectively) (Note 7)	—	(3,093,858)
Decrease in Net Assets From Fund Share Transactions	—	(3,093,858)
Increase (Decrease) in Net Assets	5,391,042	(943,633)
Net Assets:
Beginning of period	616,618,400	617,562,033
End of period	$622,009,442	$616,618,400
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Statement of cash flows (unaudited)
For the Six Months Ended June 30, 2025

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$36,781,481
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(294,792,906)
Sales of portfolio securities	302,540,905
Net purchases, sales and maturities of short-term investments	(27,808,823)
Payment-in-kind	(274,343)
Net amortization of premium (accretion of discount)	(6,348,551)
Securities litigation proceeds	(70)
Increase in receivable for securities sold	(15,117,134)
Increase in interest receivable	(1,457,330)
Increase in prepaid expenses	(12,427)
Decrease in dividends receivable from affiliated investments	16,428
Decrease in receivable from brokers — net variation margin on open futures contracts	28,750
Increase in deposits from brokers for open reverse repurchase agreements	360,000
Increase in payable for securities purchased	18,231,912
Decrease in investment management fee payable	(7,964)
Decrease in Directors’ fees payable	(6,177)
Increase in interest and commitment fees payable	54,210
Increase in payable to brokers — net variation margin on open futures contracts	86,274
Increase in foreign withholding tax payable	41,658
Increase in accrued expenses	11,048
Net realized loss on investments	6,404,784
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency contracts	(19,515,096)
Net Cash Used in Operating Activities*	(783,371)
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(25,868,047)
Proceeds from loan facility borrowings	12,000,000
Increase in payable for open reverse repurchase agreements	18,779,914
Net Cash Provided by Financing Activities	4,911,867
Net Increase in Cash and Restricted Cash	4,128,496
Cash and restricted cash at beginning of period	500,505
Cash and restricted cash at end of period	$4,629,001

*	Included in operating expenses is $5,395,023 paid for interest and commitment fees on borrowings.
See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Statement of cash flows (unaudited) (cont’d)
For the Six Months Ended June 30, 2025
The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of
Cash Flows.
June 30, 2025
Cash	$3,664,034
Restricted cash	964,967
Total cash and restricted cash shown in the Statement of Cash Flows	$4,629,001
Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations under derivative contracts. It is separately reported on the Statement of Assets and Liabilities as Deposits with brokers.
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
	2025[1,2]	2024[1]	2023[1]	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$10.61	$10.57	$10.24	$13.71	$15.38	$15.78
Income (loss) from operations:
Net investment income	0.41	0.82	0.72	0.75	0.94	0.96
Net realized and unrealized gain (loss)	0.22	0.24	0.49	(3.22)	(1.53)	(0.18)
Total income (loss) from operations	0.63	1.06	1.21	(2.47)	(0.59)	0.78
Less distributions from:
Net investment income	(0.54)[3]	(0.85)	(0.66)	(0.72)	(0.64)	(0.62)
Return of capital	—	(0.17)	(0.26)	(0.29)	(0.44)	(0.56)
Total distributions	(0.54)	(1.02)	(0.92)	(1.01)	(1.08)	(1.18)
Anti-dilutive impact of repurchase plan	—	0.00 [4,5]	0.04 [5]	0.01 [5]	—	—
Net asset value, end of period	$10.70	$10.61	$10.57	$10.24	$13.71	$15.38
Market price, end of period	$10.05	$9.62	$9.21	$9.11	$12.80	$13.90
Total return, based on NAV[6,7]	6.23%	10.43%	13.10%	(17.86)%	(4.06)%	5.86%
Total return, based on Market Price[8]	10.34%	16.10%	12.19%	(20.96)%	(0.34)%	6.80%
Net assets, end of period (millions)	$622	$617	$618	$617	$833	$934
Ratios to average net assets:
Gross expenses	3.09%[9]	3.55%	3.74%	2.32%	1.59%	1.85%
Net expenses[10,11]	3.09 [9]	3.55	3.74	2.32	1.59	1.84
Net investment income	7.89 [9]	7.74	7.15	6.94	6.43	6.59
Portfolio turnover rate	37%	37%	54%	40%	34%	57%
Supplemental data:
Loan Outstanding, End of Period (000s)	$212,000	$200,000	$250,000	$235,000	$295,000	$295,000
Asset Coverage Ratio for Loan Outstanding[12]	393%	408%	347%	362%	382%	417%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[12]	$3,934	$4,083	$3,470	$3,625	$3,822	$4,167
Weighted Average Loan (000s)	$201,066	$229,740	$247,575	$266,562	$295,000	$295,000
Weighted Average Interest Rate on Loan	5.03%	5.85%	5.72%	2.28%	0.79%	1.19%

See Notes to Financial Statements.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Financial highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
The repurchase plan was completed at an average repurchase price of $9.88 for 313,122 shares and $3,093,858 for the year ended December 31, 2024, $8.77 for 1,802,447 shares and $15,810,994 for the year ended December 31,
2023 and $10.35 for 500,000 shares and $5,175,727 for the year ended December 31, 2022.

[6]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[8]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Annualized.
[10]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[11]	Reflects fee waivers and/or expense reimbursements.
[12]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.
See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Board.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$486,633,926	—	$486,633,926
Corporate Bonds & Notes:
Financials	—	25,903,670	$0 *	25,903,670
Other Corporate Bonds & Notes	—	307,728,510	—	307,728,510
Senior Loans:
Information Technology	—	1,357,384	—	1,357,384
Sovereign Bonds	—	—	3,851,350	3,851,350
Common Stocks	—	11,202	—	11,202
Convertible Bonds & Notes	—	3,912	—	3,912
Total Long-Term Investments	—	821,638,604	3,851,350	825,489,954
Short-Term Investments†:
U.S. Treasury Bills	—	13,481,356	—	13,481,356
Sovereign Bonds	—	5,071,989	—	5,071,989
Total Short-Term Investments	—	18,553,345	—	18,553,345
Total Investments	—	$840,191,949	$3,851,350	$844,043,299
Other Financial Instruments:
Futures Contracts††	$631,563	—	—	$631,563
Forward Foreign Currency Contracts††	—	$230,383	—	230,383
Total Other Financial Instruments	$631,563	$230,383	—	$861,946
Total	$631,563	$840,422,332	$3,851,350	$844,905,245
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$780,196	—	—	$780,196
Forward Foreign Currency Contracts††	—	$1,272,745	—	1,272,745
Total	$780,196	$1,272,745	—	$2,052,941

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(g) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will pledge cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(m) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.
(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2025, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $1,272,745. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2025, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $60,000 which could be used to reduce the required payment.
(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(p) Distributions to shareholders.  Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Pursuant to its Managed Distribution Policy, the Fund intends to make regular monthly distributions to shareholders at a fixed rate per common share, which rate may be adjusted from time to time by the Fund’s Board. Under the Fund’s Managed Distribution Policy, if, for any monthly distribution, the value of the Fund’s net investment income and net realized capital gain is less than the amount of the distribution, the difference will be distributed from the Fund’s net assets (and may
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
constitute a “return of capital”). The actual source of the Fund’s monthly distributions may be from net investment income, realized capital gains, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2025 fiscal year. The Board may modify, terminate or suspend the Managed Distribution Policy at any time, including when certain events would make part of the return of capital taxable to shareholders. Any such modification, termination or suspension could have an adverse effect on the market price of the Fund’s shares. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(q) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

daily net assets plus the proceeds of any outstanding borrowings used for leverage and any proceeds from the issuance of preferred stock.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. Western Asset London and Western Asset Singapore do not receive any compensation from the Fund and are compensated by Western Asset for their services to the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
During periods in which the Fund utilizes financial leverage, the fees paid to FTFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended June 30, 2025, fees waived and/or expenses reimbursed amounted to $1,943, all of which was an affiliated money market fund waiver.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$282,544,203	$12,248,703
Sales	290,530,663	12,010,242
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$830,699,144	$55,709,000	$(42,364,845)	$13,344,155
Futures contracts	—	631,563	(780,196)	(148,633)
Forward foreign currency contracts	—	230,383	(1,272,745)	(1,042,362)
Transactions in reverse repurchase agreements for the Fund during the six months ended June 30, 2025, were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$9,710,481	4.733%	$18,928,628

* Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.
Interest rates on reverse repurchase agreements ranged from 4.500% to 4.850% during the six months ended June 30, 2025. Interest expense incurred on reverse repurchase agreements totaled $201,714.
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$631,563	—	$631,563
Forward foreign currency contracts	—	$230,383	230,383
Total	$631,563	$230,383	$861,946

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$780,196	—	$780,196
Forward foreign currency contracts	—	$1,272,745	1,272,745
Total	$780,196	$1,272,745	$2,052,941

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Purchased options[1]	—	$(43,681)	$(43,681)
Futures contracts	$(471,263)	—	(471,263)
Written options	—	40,632	40,632
Forward foreign currency contracts	—	503,693	503,693
Total	$(471,263)	$500,644	$29,381

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(451,207)	—	$(451,207)
Forward foreign currency contracts	—	$(2,993,176)	(2,993,176)
Total	$(451,207)	$(2,993,176)	$(3,444,383)
During the six months ended June 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options†	$35,862
Written options†	573
Futures contracts (to buy)	60,254,739
Futures contracts (to sell)	19,993,972
Forward foreign currency contracts (to buy)	23,266,353
Forward foreign currency contracts (to sell)	66,969,728

*	Based on the average of the market values at each month-end during the period.
†	At June 30, 2025, there were no open positions held in this derivative.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$168,072	—	$168,072	—	$168,072
Citibank N.A.	—	$(655,611)	(655,611)	—	(655,611)
Deutsche Bank AG	62,311	(318,210)	(255,899)	—	(255,899)
JPMorgan Chase & Co.	—	(298,924)	(298,924)	$60,000	(238,924)
Total	$230,383	$(1,272,745)	$(1,042,362)	$60,000	$(982,362)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Loan
The Fund has a Master Margin Loan Agreement (the “BNYM Credit Agreement”) with The Bank of New York Mellon (“BNYM”) as lender. The BNYM Credit Agreement provides for borrowings in an aggregate principal amount of up to $325,000,000, subject to the terms and conditions therein. Each loan under the BNYM Credit Agreement constitutes an open commitment by BNYM terminable upon 180 days’ notice by the Fund or BNYM. The Fund pays interest on borrowings calculated based on the Overnight Bank Funding Rate plus applicable margin. The Overnight Bank Funding Rate is a volume weighted median measure of U.S. dollar funding costs for U.S. based banks calculated using both federal funds transactions and overnight euro dollar time deposits. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.25% except that no commitment fee is accrued when the aggregate outstanding balance of the loan is equal to or greater than 75% of the margin loan commitment amount. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of BNYM. The BNYM Credit Agreement contains certain covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the BNYM Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the BNYM Credit Agreement for the six months ended June 30,

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

2025, was $5,084,911. For the six months ended June 30, 2025, the Fund incurred commitment fees of $155,778. For the six months ended June 30, 2025, the average daily loan balance was $201,066,298 and the weighted average interest rate was 5.03%. At June 30, 2025, the Fund had $212,000,000 of borrowings outstanding.
6. Distributions subsequent to June 30, 2025
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
6/23/2025	7/1/2025	$0.0950
7/24/2025	8/1/2025	$0.0950
8/22/2025	9/2/2025	$0.0950
9/23/2025	10/1/2025	$0.0950
10/24/2025	11/3/2025	$0.0950
11/20/2025	12/1/2025	$0.0950
7. Stock repurchase program
On November 16, 2015, the Fund announced that the Fund’s Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts.
During the six months ended June 30, 2025, the Fund did not repurchase any shares. During the year ended December 31, 2024, the Fund repurchased and retired 0.52% of its common shares outstanding under the repurchase plan. The weighted average discount per share on these repurchases was 7.92% for the year ended December 31, 2024. Shares repurchased and the corresponding dollar amount are included in the Statements of Changes in Net Assets. The anti-dilutive impact of these share repurchases is included in the Financial Highlights.
Since the commencement of the stock repurchase program through June 30, 2025, the Fund repurchased 2,615,569 shares or 4.31% of its common shares outstanding for a total amount of $24,080,579.
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
all or some portion of the six months ended June 30, 2025. The following transactions were effected in such company for the six months ended June 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,388,923	$108,152,258	108,152,258	$116,541,181	116,541,181

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$73,941	—	—
9. Deferred capital losses
As of December 31, 2024, the Fund had deferred capital losses of $345,894,795, which have no expiration date, that will be available to offset future taxable capital gains.
10. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively.

Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Emerging Markets Debt Fund Inc. 2025 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)
Background
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Directors (the “Board”) of Western Asset Emerging Markets Debt Fund Inc. (the “Fund”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Directors”) voting separately, approve on an annual basis the continuation of the investment management agreement (the “Management Agreement”) between the Fund and the Fund’s manager, Franklin Templeton Fund Adviser, LLC (the “Manager”), and the sub-advisory agreements (individually, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) with the Manager’s affiliates, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore,” and together with Western Asset and Western Asset London, collectively, the “Sub-Advisers”), with respect to the Fund.
At an in-person meeting (the “Contract Renewal Meeting”) held on May 8-9, 2025, the Board, including the Independent Directors, considered and approved the continuation of each of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period. To assist in its consideration of the renewal of each of the Management Agreement and the Sub-Advisory Agreements, the Board received and considered extensive information (together with the information provided at the Contract Renewal Meeting, the “Contract Renewal Information”) about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and the other closed-end funds in the same complex under the Board’s purview (the “Franklin Templeton Closed-end Funds”), certain portions of which are discussed below.
A presentation made by the Manager and the Sub-Advisers to the Board at the Contract Renewal Meeting in connection with the Board’s evaluation of each of the Management Agreement and the Sub-Advisory Agreements encompassed the Fund and other Franklin Templeton Closed-end Funds. In addition to the Contract Renewal Information, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Sub-Advisers to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and experience gained as members of the Boards of the Fund and other Franklin Templeton Closed-end Funds with respect to the services provided to the Fund by the Manager and the Sub-Advisers. The information received and considered by the Board (including its various committees) in conjunction with both the Contract Renewal Meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during each of those years.

Western Asset Emerging Markets Debt Fund Inc.

At a meeting held on April 25, 2025, the Independent Directors, in preparation for the Contract Renewal Meeting, met in a private session with their independent legal counsel to review the Contract Renewal Information regarding the Franklin Templeton Closed-end Funds, including the Fund, received to date. No representatives of the Manager or the Sub-Advisers participated in this meeting. Following the April 25, 2025 meeting, the Independent Directors submitted certain questions and requests for additional information to Fund management. The Independent Directors also met in private sessions with their independent legal counsel to consider the Contract Renewal Information and Fund management’s responses to the Independent Directors’ questions and requests for additional information in advance of and during the Contract Renewal Meeting. The discussion below reflects all of these reviews.
The Manager provides the Fund with investment advisory and administrative services pursuant to the Management Agreement, and the Sub-Advisers together provide the Fund with investment sub-advisory services pursuant to the Sub-Advisory Agreements. The discussion below covers both the advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment sub-advisory functions being rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board Approval of Management Agreement and Sub-Advisory Agreements
The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Directors received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Directors considered the Management Agreement and each Sub-Advisory Agreement separately during the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the continuation of the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Directors, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuation of the Management Agreement and the Sub-Advisory Agreements. Each Board member may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreements.
After considering all relevant factors and information, the Board, exercising its reasonable business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreements were in the best interests of the Fund’s stockholders and approved the continuation of each such agreement for an additional one-year period.
Western Asset Emerging Markets Debt Fund Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreements
The Board received and considered Contract Renewal Information regarding the nature, extent, and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services provided by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their respective compliance programs as well as the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Sub-Advisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks borne by the Manager, the Sub-Advisers and their respective affiliates on behalf of the Fund, including entrepreneurial, operational, reputational, litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.
The Board reviewed the qualifications, backgrounds, and responsibilities of the Manager’s senior personnel and the Sub-Advisers’ portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, including the Manager’s coordination and oversight of the services provided to the Fund by the Sub-Advisers and Fund’s other service providers and Western Asset’s coordination and oversight of the services provided to the Fund by Western Asset London and Western Asset Singapore. The Management Agreement permits the Manager to delegate certain of its responsibilities, including its investment advisory duties thereunder, provided that the Manager, in each case, will supervise the activities of the delegee.
In reaching its determinations regarding continuation of the Management Agreement and the Sub-Advisory Agreements, the Board took into account that Fund stockholders, in pursuing their investment goals and objectives, may have purchased their shares of the

Western Asset Emerging Markets Debt Fund Inc.

Fund based upon the reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the resources available to the Manager and the Sub-Advisers.
The Board concluded that, overall, the nature, extent, and quality of the management and other services provided (and expected to be provided) to the Fund, under the Management Agreement and the Sub-Advisory Agreements were satisfactory.
Fund Performance
The Board received and considered information regarding Fund performance, including information and analyses (the “Broadridge Performance Information”) for the Fund, as well as for a group of comparable funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge Performance Information generally useful, they recognized its limitations, including that the data may vary depending on the end date selected, and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that Board members had received and discussed with the Manager and the Sub-Advisers information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in view of overall financial market conditions.
The Broadridge Performance Information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all leveraged closed-end emerging markets hard currency debt funds, regardless of asset size, showed, among other data, that based on net asset value per share, the Fund’s performance was equal to the median for the 1-year period ended December 31, 2024, was above the median for the 3- and 5-year periods ended December 31, 2024, and was below the median for the 10-year period ended December 31, 2024. The Board noted the explanations from the Manager and the Sub-Advisers regarding the Fund’s relative performance versus the Performance Universe for the various periods. The Board also noted the limited size of the Performance Universe.
Based on the reviews and discussions of Fund performance and considering other relevant factors, including those noted above, the Board concluded, under the circumstances, that continuation of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period would be consistent with the interests of the Fund and its stockholders.
Western Asset Emerging Markets Debt Fund Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
Management and Sub-Advisory Fees and Expense Ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fee (the “Actual Management Fee”) payable by the Fund to the Manager under the Management Agreement and the sub-advisory fees (the “Sub-Advisory Fees”) payable by the Manager to the Sub-Advisers under the Sub-Advisory Agreements in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Sub-Advisory Fee payable to Western Asset under its Sub-Advisory Agreement with the Manager is paid by the Manager, not the Fund, and, accordingly, that the retention of Western Asset does not increase the fees or expenses otherwise incurred by the Fund’s stockholders. Similarly, the Board noted that the Sub-Advisory Fees payable to Western Asset London and Western Asset Singapore under their respective Sub-Advisory Agreements with Western Asset are paid by Western Asset, not the Fund, and, accordingly, that the retention of Western Asset London and Western Asset Singapore does not increase the fees or expenses otherwise incurred by the Fund’s stockholders.
In addition, the Board received and considered information and analyses prepared by Broadridge (the “Broadridge Expense Information”) comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s actual total expenses with those of funds in an expense universe (the “Expense Universe”) selected and provided by Broadridge. The comparison was based upon the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.
The Broadridge Expense Information showed that the Fund’s Contractual Management Fee was below the median. The Broadridge Expense Information also showed that the Fund’s Actual Management Fee was above the median based on common stock assets and was equal to the median based on total managed assets, which includes common stock assets and leveraged assets. The Broadridge Expense Information also showed that the Fund’s actual total expenses were above the median based on both common stock assets and total managed assets. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Universe.
The Board also reviewed Contract Renewal Information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to

Western Asset Emerging Markets Debt Fund Inc.

heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York Stock Exchange, and that the Manager coordinates and oversees the provision of services to the Fund by the Fund’s other service providers. The Board considered the fee comparisons in view of the different services provided in managing these other types of clients and funds.
The Board considered the overall management fee, the fees of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the Sub-Advisory Fees in each case in view of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the Sub-Advisory Fees were reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers to the Fund under the Management Agreement and the Sub-Advisory Agreements, respectively.
Manager Profitability
The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund for the Manager’s fiscal years ended September 30, 2024 and September 30, 2023. The Board also received profitability information with respect to the Franklin Templeton fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability to each of the Sub-Advisers was not considered to be a material factor in the Board’s considerations since the Sub-Advisory Fee is paid by the Manager in the case of Western Asset and by Western Asset in the case of Western Asset London and Western Asset Singapore, not the Fund, although the Board noted the affiliation of the Manager with the Sub-Advisers. The profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end fund, it has limited ability to increase its assets. The Board determined that the management fee structure was appropriate under the circumstances. For similar reasons as stated above with respect to the Sub-Advisers’ profitability and the costs of the Sub-Advisers’ provision of services, the Board did not
Western Asset Emerging Markets Debt Fund Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
consider the potential for economies of scale in the Sub-Advisers’ management of the Fund to be a material factor in the Board’s consideration of the Sub-Advisory Agreements.
Other Benefits to the Manager and the Sub-Advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s stockholders. In view of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits received by the Manager and its affiliates, including the Sub-Advisers, were reasonable.

Western Asset Emerging Markets Debt Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such
Western Asset Emerging Markets Debt Fund Inc.

Dividend reinvestment plan (unaudited) (cont’d)
withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

Western Asset Emerging Markets Debt Fund Inc.

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Western Asset
Emerging Markets Debt Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset Emerging Markets Debt Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
EMD

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•  Personal information included on applications or other forms;
•  Account balances, transactions, and mutual fund holdings and positions;
•  Bank account information, legal documents, and identity verification documentation; and
•  Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•  Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•  Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Emerging Markets Debt Fund Inc.
Western Asset Emerging Markets Debt Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset Emerging Markets Debt Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90304-S 8/25

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Emerging Markets Debt Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2025